Other Expense, Net - Summary of Impacts Related to Fisker (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Impacts related to Fisker [Line Items]
Additional restructuring related to Complete Vehicles	$ (118)	$ (187)
Fisker Inc [Member]
Impacts related to Fisker [Line Items]
Impairment and supplier related settlements	0	330
Impairment of Fisker warrants	0	33
Additional restructuring related to Complete Vehicles	0	31
Recognition of deferred revenue	0	(196)
Other expense, net	0	198
Tax effect	0	(37)
Net loss attributable to Magna	$ 0	$ 161